Principal accounting policies (Standards and amendments to published standards that are not yet effective but relevant to Company and its subsidiaries) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Principal accounting policies [abstract]
Future minimum lease payments under non-cancellable operating leases	¥ 1,647,251	¥ 1,486,784